Share Based Compensation - Schedule of RSUs Activity (Details) - Restricted Stock Units (RSUs) [Member]	6 Months Ended
Jun. 30, 2026 shares
Schedule of RSUs Activity [Line Items]
Numbers of RSUs , beginning balance	3,143,418
Numbers of RSUs , Granted	3,527,125
Numbers of RSUs , Forfeited	178,437
Numbers of RSUs , Vested	2,331,411
Numbers of RSUs, ending balance	4,160,695